Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Over the counter derivative not centrally cleared with two way collateral posting arrangements	$ 1,622.2	$ 1,984.6
Over the counter derivative not centrally cleared with one way collateral posting arrangements	37.1	44.9
Over the counter derivative Not centrally cleared without collateral posting arrangements	$ 88.4	$ 88.3